CIRR-system (Tables)	12 Months Ended
Dec. 31, 2018
CIRR-system
The disclosure of information about CIRR-systems.

Statement of comprehensive income for the CIRR-system

Skr mn	2018	2017	2016
Interest income	1,624	1,343	1,185
Interest expenses	-1,480	-1,115	-961
Net interest income	144	228	224
Interest compensation	20	26	121
Foreign exchange effects	9	-6	4
Profit before compensation to SEK	173	248	349
Administrative remuneration to SEK	-155	-123	-114
Operating profit CIRR-system	18	125	235
Reimbursement to (-) / from (+) the State	-18	-125	-235

Statement of Financial Position for the CIRR-system (included in SEK’s statement of financial position)

	December 31,	December 31,
Skr mn	2018	2017
Cash and cash equivalents	—	10
Loans	69,922	49,124
Derivatives	502	522
Other assets	4,090	3,472
Prepaid expenses and accrued revenues	561	364
Total assets	75,075	53,492

Liabilities	70,144	49,252
Derivatives	4,408	3,789
Accrued expenses and prepaid revenues	523	451
Total liabilities and equity	75,075	53,492

Commitments
Committed undisbursed loans	47,664	69,161
Binding offers	616	628